Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000201048
Shareholder Report [Line Items]
Fund Name	The Communication Services Select Sector SPDR Fund
Trading Symbol	XLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Communication Services Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLC
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Communication Services Select Sector SPDR Fund	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLC	S&P 500 Index	Communications Services Select Sector Index
06/18/18	$10,000	$10,000	$10,000
06/30/18	$9,880	$9,804	$9,882
07/31/18	$9,689	$10,169	$9,690
08/31/18	$9,836	$10,500	$9,839
09/30/18	$9,822	$10,560	$9,825
10/31/18	$9,241	$9,838	$9,245
11/30/18	$9,037	$10,039	$9,042
12/31/18	$8,302	$9,132	$8,305
01/31/19	$9,280	$9,864	$9,287
02/28/19	$9,234	$10,181	$9,242
03/31/19	$9,426	$10,379	$9,432
04/30/19	$10,097	$10,799	$10,106
05/31/19	$9,493	$10,113	$9,502
06/30/19	$9,943	$10,825	$9,953
07/31/19	$10,257	$10,981	$10,269
08/31/19	$10,013	$10,807	$10,025
09/30/19	$10,025	$11,009	$10,038
10/31/19	$10,244	$11,248	$10,259
11/30/19	$10,638	$11,656	$10,655
12/31/19	$10,894	$12,008	$10,912
01/31/20	$10,948	$12,003	$10,968
02/29/20	$10,312	$11,015	$10,330
03/31/20	$8,998	$9,654	$9,015
04/30/20	$10,234	$10,892	$10,256
05/31/20	$10,999	$11,411	$11,024
06/30/20	$11,026	$11,638	$11,051
07/31/20	$11,845	$12,294	$11,872
08/31/20	$12,907	$13,178	$12,939
09/30/20	$12,136	$12,677	$12,165
10/31/20	$12,087	$12,340	$12,117
11/30/20	$13,353	$13,691	$13,391
12/31/20	$13,816	$14,217	$13,857
01/31/21	$13,695	$14,073	$13,736
02/28/21	$14,655	$14,461	$14,703
03/31/21	$15,027	$15,095	$15,077
04/30/21	$15,996	$15,900	$16,052
05/31/21	$16,146	$16,011	$16,203
06/30/21	$16,628	$16,385	$16,689
07/31/21	$16,924	$16,774	$16,989
08/31/21	$17,583	$17,285	$17,651
09/30/21	$16,489	$16,481	$16,554
10/31/21	$16,522	$17,635	$16,588
11/30/21	$15,513	$17,513	$15,577
12/31/21	$16,012	$18,298	$16,080
01/31/22	$15,246	$17,351	$15,311
02/28/22	$14,109	$16,832	$14,168
03/31/22	$14,208	$17,457	$14,271
04/30/22	$12,210	$15,934	$12,262
05/31/22	$12,438	$15,964	$12,492
06/30/22	$11,241	$14,646	$11,291
07/31/22	$11,676	$15,996	$11,729
08/31/22	$11,266	$15,344	$11,318
09/30/22	$9,941	$13,931	$9,984
10/31/22	$10,009	$15,059	$10,048
11/30/22	$10,696	$15,900	$10,740
12/31/22	$9,983	$14,984	$10,024
01/31/23	$11,461	$15,926	$11,513
02/28/23	$11,133	$15,537	$11,185
03/31/23	$12,098	$16,107	$12,157
04/30/23	$12,498	$16,359	$12,560
05/31/23	$12,984	$16,430	$13,050
06/30/23	$13,602	$17,516	$13,672
07/31/23	$14,373	$18,078	$14,449
08/31/23	$14,154	$17,790	$14,230
09/30/23	$13,742	$16,942	$13,816
10/31/23	$13,560	$16,586	$13,628
11/30/23	$14,615	$18,101	$14,691
12/31/23	$15,259	$18,923	$15,341
01/31/24	$15,940	$19,241	$16,029
02/29/24	$16,686	$20,268	$16,782
03/31/24	$17,198	$20,920	$17,299
04/30/24	$16,403	$20,066	$16,499
05/31/24	$17,527	$21,061	$17,631
06/30/24	$18,082	$21,817	$18,191
07/31/24	$18,125	$22,082	$18,236
08/31/24	$18,438	$22,618	$18,550
09/30/24	$19,146	$23,101	$19,266

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 6/18/18
XLC	39.32%	13.81%	10.88%
S&P 500 Index	36.35%	15.98%	14.25%
Communications Services Select Sector Index	39.45%	13.93%	11.00%

Performance Inception Date	Jun. 18, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 18,637,825,830
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 5,220,288
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$18,637,825,830
Number of Portfolio Holdings	24
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$5,220,288

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Interactive Media & Services	41.6%
Entertainment	25.2%
Media	19.9%
Diversified Telecommunication Services	8.8%
Wireless Telecommunication Services	4.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Meta Platforms, Inc., Class A	20.3%
Alphabet, Inc., Class A	10.8%
Alphabet, Inc., Class C	8.9%
Netflix, Inc.	6.0%
Walt Disney Co.	4.6%
Comcast Corp., Class A	4.6%
T-Mobile U.S., Inc.	4.4%
AT&T, Inc.	4.4%
Verizon Communications, Inc.	4.4%
Take-Two Interactive Software, Inc.	4.3%

Material Fund Change [Text Block]
C000017594
Shareholder Report [Line Items]
Fund Name	The Consumer Discretionary Select Sector SPDR Fund
Trading Symbol	XLY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Consumer Discretionary Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLY
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Discretionary Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLY	S&P 500 Index	Consumer Discretionary Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,212	$10,244	$10,215
11/30/14	$10,764	$10,520	$10,769
12/31/14	$10,866	$10,493	$10,874
01/31/15	$10,534	$10,178	$10,542
02/28/15	$11,436	$10,763	$11,449
03/31/15	$11,382	$10,593	$11,396
04/30/15	$11,376	$10,695	$11,391
05/31/15	$11,525	$10,832	$11,542
06/30/15	$11,596	$10,622	$11,615
07/31/15	$12,151	$10,845	$12,174
08/31/15	$11,369	$10,191	$11,389
09/30/15	$11,298	$9,939	$11,318
10/31/15	$12,319	$10,777	$12,345
11/30/15	$12,289	$10,809	$12,315
12/31/15	$11,946	$10,638	$11,973
01/31/16	$11,336	$10,111	$11,361
02/29/16	$11,378	$10,097	$11,404
03/31/16	$12,131	$10,782	$12,165
04/30/16	$12,146	$10,824	$12,182
05/31/16	$12,163	$11,018	$12,199
06/30/16	$12,019	$11,047	$12,054
07/31/16	$12,565	$11,454	$12,603
08/31/16	$12,408	$11,470	$12,447
09/30/16	$12,369	$11,472	$12,409
10/31/16	$12,079	$11,263	$12,118
11/30/16	$12,643	$11,680	$12,687
12/31/16	$12,649	$11,911	$12,695
01/31/17	$13,182	$12,137	$13,233
02/28/17	$13,437	$12,619	$13,491
03/31/17	$13,711	$12,633	$13,768
04/30/17	$14,043	$12,763	$14,104
05/31/17	$14,199	$12,943	$14,262
06/30/17	$14,028	$13,023	$14,091
07/31/17	$14,289	$13,291	$14,355
08/31/17	$14,025	$13,332	$14,092
09/30/17	$14,142	$13,607	$14,210
10/31/17	$14,438	$13,925	$14,511
11/30/17	$15,168	$14,352	$15,245
12/31/17	$15,529	$14,511	$15,612
01/31/18	$16,976	$15,342	$17,071
02/28/18	$16,388	$14,777	$16,479
03/31/18	$16,005	$14,401	$16,095
04/30/18	$16,382	$14,456	$16,475
05/31/18	$16,706	$14,804	$16,803
06/30/18	$17,305	$14,896	$17,410
07/31/18	$17,620	$15,450	$17,729
08/31/18	$18,521	$15,953	$18,639
09/30/18	$18,615	$16,044	$18,737
10/31/18	$16,743	$14,947	$16,853
11/30/18	$17,151	$15,252	$17,266
12/31/18	$15,786	$13,875	$15,890
01/31/19	$17,341	$14,987	$17,459
02/28/19	$17,573	$15,468	$17,695
03/31/19	$18,213	$15,769	$18,344
04/30/19	$19,206	$16,407	$19,348
05/31/19	$17,753	$15,364	$17,884
06/30/19	$19,151	$16,447	$19,297
07/31/19	$19,388	$16,684	$19,538
08/31/19	$19,218	$16,419	$19,369
09/30/19	$19,443	$16,727	$19,596
10/31/19	$19,470	$17,089	$19,624
11/30/19	$19,715	$17,709	$19,874
12/31/19	$20,272	$18,244	$20,440
01/31/20	$20,263	$18,237	$20,432
02/29/20	$18,708	$16,735	$18,863
03/31/20	$15,917	$14,668	$16,051
04/30/20	$18,935	$16,549	$19,099
05/31/20	$20,184	$17,337	$20,361
06/30/20	$20,790	$17,682	$20,975
07/31/20	$22,282	$18,679	$22,483
08/31/20	$24,435	$20,021	$24,660
09/30/20	$23,962	$19,260	$24,182
10/31/20	$23,308	$18,748	$23,524
11/30/20	$25,634	$20,801	$25,875
12/31/20	$26,268	$21,600	$26,521
01/31/21	$26,472	$21,382	$26,729
02/28/21	$26,355	$21,972	$26,614
03/31/21	$27,481	$22,934	$27,756
04/30/21	$29,259	$24,158	$29,555
05/31/21	$28,266	$24,327	$28,554
06/30/21	$29,256	$24,895	$29,560
07/31/21	$29,556	$25,486	$29,865
08/31/21	$30,089	$26,261	$30,407
09/30/21	$29,458	$25,040	$29,771
10/31/21	$32,996	$26,794	$33,351
11/30/21	$33,553	$26,608	$33,917
12/31/21	$33,580	$27,801	$33,948
01/31/22	$30,406	$26,362	$30,742
02/28/22	$29,140	$25,573	$29,464
03/31/22	$30,433	$26,522	$30,775
04/30/22	$26,812	$24,209	$27,113
05/31/22	$25,425	$24,254	$25,713
06/30/22	$22,669	$22,252	$22,924
07/31/22	$26,845	$24,304	$27,155
08/31/22	$25,652	$23,312	$25,947
09/30/22	$23,547	$21,165	$23,815
10/31/22	$23,807	$22,879	$24,080
11/30/22	$24,165	$24,158	$24,446
12/31/22	$21,409	$22,766	$21,649
01/31/23	$24,640	$24,196	$24,921
02/28/23	$24,125	$23,606	$24,400
03/31/23	$24,861	$24,473	$25,148
04/30/23	$24,574	$24,855	$24,860
05/31/23	$25,205	$24,963	$25,500
06/30/23	$28,294	$26,612	$28,635
07/31/23	$28,933	$27,467	$29,284
08/31/23	$28,446	$27,030	$28,791
09/30/23	$26,862	$25,741	$27,187
10/31/23	$25,385	$25,200	$25,693
11/30/23	$28,165	$27,501	$28,511
12/31/23	$29,895	$28,750	$30,268
01/31/24	$28,580	$29,233	$28,937
02/29/24	$30,851	$30,794	$31,241
03/31/24	$30,825	$31,785	$31,218
04/30/24	$29,394	$30,487	$29,768
05/31/24	$29,471	$31,999	$29,848
06/30/24	$30,610	$33,147	$31,008
07/31/24	$31,480	$33,550	$31,891
08/31/24	$31,422	$34,364	$31,835
09/30/24	$33,722	$35,098	$34,175

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLY	25.54%	11.64%	12.93%
S&P 500 Index	36.35%	15.98%	13.38%
Consumer Discretionary Select Sector Index	25.71%	11.77%	13.08%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 19,443,914,073
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 5,741,665
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$19,443,914,073
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$5,741,665

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Hotels, Restaurants & Leisure	24.0%
Specialty Retail	23.1%
Broadline Retail	22.9%
Automobiles	17.2%
Household Durables	5.4%
Textiles, Apparel & Luxury Goods	5.0%
Distributors	1.2%
Auto Components	0.8%
Leisure Equipment & Products	0.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Amazon.com, Inc.	22.1%
Tesla, Inc.	14.7%
Home Depot, Inc.	8.1%
McDonald's Corp.	4.4%
Lowe's Cos., Inc.	4.3%
Booking Holdings, Inc.	3.9%
TJX Cos., Inc.	3.7%
Starbucks Corp.	3.1%
NIKE, Inc., Class B	2.9%
Chipotle Mexican Grill, Inc.	2.2%

Material Fund Change [Text Block]
C000017595
Shareholder Report [Line Items]
Fund Name	The Consumer Staples Select Sector SPDR Fund
Trading Symbol	XLP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Consumer Staples Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLP
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Staples Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Though producing positive returns for the reporting period, the Consumer Staples sector was hurt by the bull market that occurred around it. The defensive sector has persistent demand for its products and offers investors a strong dividend yield alternative when rates are low. When the overall market is striving, however, consumers focus more on discretionary sectors and that aforementioned demand tends to be surpassed by more luxurious and spontaneous purchases. The sector returned over 24%, but still lagged the broader S&P 500 by more than 12% for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLP	S&P 500 Index	Consumer Staples Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,359	$10,244	$10,362
11/30/14	$10,925	$10,520	$10,931
12/31/14	$10,832	$10,493	$10,840
01/31/15	$10,717	$10,178	$10,726
02/28/15	$11,172	$10,763	$11,183
03/31/15	$10,958	$10,593	$10,971
04/30/15	$10,864	$10,695	$10,878
05/31/15	$10,958	$10,832	$10,974
06/30/15	$10,768	$10,622	$10,782
07/31/15	$11,365	$10,845	$11,383
08/31/15	$10,697	$10,191	$10,713
09/30/15	$10,745	$9,939	$10,762
10/31/15	$11,350	$10,777	$11,371
11/30/15	$11,247	$10,809	$11,269
12/31/15	$11,572	$10,638	$11,599
01/31/16	$11,643	$10,111	$11,673
02/29/16	$11,671	$10,097	$11,703
03/31/16	$12,220	$10,782	$12,256
04/30/16	$12,054	$10,824	$12,090
05/31/16	$12,147	$11,018	$12,186
06/30/16	$12,780	$11,047	$12,823
07/31/16	$12,676	$11,454	$12,720
08/31/16	$12,613	$11,470	$12,658
09/30/16	$12,410	$11,472	$12,455
10/31/16	$12,312	$11,263	$12,358
11/30/16	$11,791	$11,680	$11,833
12/31/16	$12,151	$11,911	$12,197
01/31/17	$12,352	$12,137	$12,400
02/28/17	$12,947	$12,619	$13,001
03/31/17	$12,896	$12,633	$12,951
04/30/17	$13,031	$12,763	$13,088
05/31/17	$13,384	$12,943	$13,445
06/30/17	$13,080	$13,023	$13,139
07/31/17	$13,166	$13,291	$13,227
08/31/17	$13,027	$13,332	$13,088
09/30/17	$12,933	$13,607	$12,993
10/31/17	$12,720	$13,925	$12,781
11/30/17	$13,427	$14,352	$13,494
12/31/17	$13,721	$14,511	$13,794
01/31/18	$13,951	$15,342	$14,026
02/28/18	$12,890	$14,777	$12,958
03/31/18	$12,772	$14,401	$12,839
04/30/18	$12,247	$14,456	$12,310
05/31/18	$12,055	$14,804	$12,117
06/30/18	$12,595	$14,896	$12,662
07/31/18	$13,099	$15,450	$13,171
08/31/18	$13,163	$15,953	$13,238
09/30/18	$13,282	$16,044	$13,357
10/31/18	$13,559	$14,947	$13,637
11/30/18	$13,889	$15,252	$13,970
12/31/18	$12,623	$13,875	$12,695
01/31/19	$13,261	$14,987	$13,339
02/28/19	$13,506	$15,468	$13,587
03/31/19	$14,023	$15,769	$14,111
04/30/19	$14,425	$16,407	$14,518
05/31/19	$13,902	$15,364	$13,992
06/30/19	$14,635	$16,447	$14,732
07/31/19	$14,976	$16,684	$15,077
08/31/19	$15,295	$16,419	$15,401
09/30/19	$15,559	$16,727	$15,669
10/31/19	$15,491	$17,089	$15,602
11/30/19	$15,700	$17,709	$15,815
12/31/19	$16,088	$18,244	$16,209
01/31/20	$16,139	$18,237	$16,262
02/29/20	$14,802	$16,735	$14,914
03/31/20	$13,998	$14,668	$14,105
04/30/20	$14,972	$16,549	$15,091
05/31/20	$15,221	$17,337	$15,344
06/30/20	$15,188	$17,682	$15,310
07/31/20	$16,224	$18,679	$16,359
08/31/20	$16,977	$20,021	$17,122
09/30/20	$16,698	$19,260	$16,840
10/31/20	$16,202	$18,748	$16,339
11/30/20	$17,420	$20,801	$17,572
12/31/20	$17,719	$21,600	$17,876
01/31/21	$16,836	$21,382	$16,985
02/28/21	$16,624	$21,972	$16,772
03/31/21	$17,996	$22,934	$18,165
04/30/21	$18,359	$24,158	$18,534
05/31/21	$18,681	$24,327	$18,862
06/30/21	$18,584	$24,895	$18,766
07/31/21	$18,980	$25,486	$19,168
08/31/21	$19,199	$26,261	$19,392
09/30/21	$18,399	$25,040	$18,582
10/31/21	$19,045	$26,794	$19,237
11/30/21	$18,772	$26,608	$18,964
12/31/21	$20,750	$27,801	$20,972
01/31/22	$20,449	$26,362	$20,669
02/28/22	$20,179	$25,573	$20,396
03/31/22	$20,482	$26,522	$20,707
04/30/22	$20,993	$24,209	$21,226
05/31/22	$20,130	$24,254	$20,350
06/30/22	$19,646	$22,252	$19,871
07/31/22	$20,278	$24,304	$20,514
08/31/22	$19,906	$23,312	$20,137
09/30/22	$18,283	$21,165	$18,491
10/31/22	$19,925	$22,879	$20,160
11/30/22	$21,159	$24,158	$21,413
12/31/22	$20,579	$22,766	$20,826
01/31/23	$20,351	$24,196	$20,597
02/28/23	$19,882	$23,606	$20,123
03/31/23	$20,721	$24,473	$20,976
04/30/23	$21,473	$24,855	$21,742
05/31/23	$20,146	$24,963	$20,394
06/30/23	$20,715	$26,612	$20,973
07/31/23	$21,151	$27,467	$21,417
08/31/23	$20,318	$27,030	$20,572
09/30/23	$19,350	$25,741	$19,588
10/31/23	$19,082	$25,200	$19,317
11/30/23	$19,872	$27,501	$20,120
12/31/23	$20,401	$28,750	$20,661
01/31/24	$20,662	$29,233	$20,928
02/29/24	$21,104	$30,794	$21,379
03/31/24	$21,794	$31,785	$22,083
04/30/24	$21,553	$30,487	$21,839
05/31/24	$22,062	$31,999	$22,358
06/30/24	$22,018	$33,147	$22,315
07/31/24	$22,382	$33,550	$22,687
08/31/24	$23,721	$34,364	$24,049
09/30/24	$24,001	$35,098	$24,336

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLP	24.04%	9.06%	9.15%
S&P 500 Index	36.35%	15.98%	13.38%
Consumer Staples Select Sector Index	24.23%	9.20%	9.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 17,898,707,828
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,808,943
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$17,898,707,828
Number of Portfolio Holdings	40
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,808,943

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Consumer Staples Distribution & Retail	28.4%
Beverages	20.0%
Household Products	19.5%
Food Products	19.0%
Tobacco	8.9%
Personal Care Products	3.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Procter & Gamble Co.	9.8%
Costco Wholesale Corp.	9.4%
Walmart, Inc.	8.4%
Coca-Cola Co.	6.7%
PepsiCo, Inc.	5.6%
Philip Morris International, Inc.	4.5%
Colgate-Palmolive Co.	4.4%
Mondelez International, Inc., Class A	4.4%
Altria Group, Inc.	4.4%
Target Corp.	4.1%

Material Fund Change [Text Block]
C000017596
Shareholder Report [Line Items]
Fund Name	The Energy Select Sector SPDR Fund
Trading Symbol	XLE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Energy Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLE
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Energy Select Sector SPDR Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for oil, gas, energy equipment and services. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLE	S&P 500 Index	Energy Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,656	$10,244	$9,656
11/30/14	$8,804	$10,520	$8,804
12/31/14	$8,793	$10,493	$8,793
01/31/15	$8,392	$10,178	$8,392
02/28/15	$8,776	$10,763	$8,777
03/31/15	$8,648	$10,593	$8,651
04/30/15	$9,244	$10,695	$9,248
05/31/15	$8,764	$10,832	$8,767
06/30/15	$8,459	$10,622	$8,460
07/31/15	$7,809	$10,845	$7,809
08/31/15	$7,485	$10,191	$7,484
09/30/15	$6,948	$9,939	$6,943
10/31/15	$7,719	$10,777	$7,715
11/30/15	$7,714	$10,809	$7,710
12/31/15	$6,906	$10,638	$6,898
01/31/16	$6,671	$10,111	$6,664
02/29/16	$6,489	$10,097	$6,481
03/31/16	$7,139	$10,782	$7,133
04/30/16	$7,778	$10,824	$7,773
05/31/16	$7,712	$11,018	$7,709
06/30/16	$7,924	$11,047	$7,920
07/31/16	$7,825	$11,454	$7,822
08/31/16	$7,957	$11,470	$7,956
09/30/16	$8,249	$11,472	$8,248
10/31/16	$8,014	$11,263	$8,013
11/30/16	$8,698	$11,680	$8,701
12/31/16	$8,840	$11,911	$8,846
01/31/17	$8,555	$12,137	$8,561
02/28/17	$8,382	$12,619	$8,388
03/31/17	$8,263	$12,633	$8,267
04/30/17	$8,014	$12,763	$8,019
05/31/17	$7,732	$12,943	$7,736
06/30/17	$7,717	$13,023	$7,722
07/31/17	$7,923	$13,291	$7,929
08/31/17	$7,497	$13,332	$7,502
09/30/17	$8,248	$13,607	$8,263
10/31/17	$8,184	$13,925	$8,200
11/30/17	$8,329	$14,352	$8,347
12/31/17	$8,746	$14,511	$8,769
01/31/18	$9,073	$15,342	$9,098
02/28/18	$8,093	$14,777	$8,115
03/31/18	$8,231	$14,401	$8,256
04/30/18	$9,007	$14,456	$9,036
05/31/18	$9,277	$14,804	$9,308
06/30/18	$9,335	$14,896	$9,367
07/31/18	$9,470	$15,450	$9,503
08/31/18	$9,149	$15,953	$9,182
09/30/18	$9,373	$16,044	$9,410
10/31/18	$8,309	$14,947	$8,344
11/30/18	$8,176	$15,252	$8,210
12/31/18	$7,159	$13,875	$7,183
01/31/19	$7,964	$14,987	$7,993
02/28/19	$8,148	$15,468	$8,180
03/31/19	$8,320	$15,769	$8,355
04/30/19	$8,330	$16,407	$8,366
05/31/19	$7,406	$15,364	$7,434
06/30/19	$8,090	$16,447	$8,126
07/31/19	$7,950	$16,684	$7,986
08/31/19	$7,305	$16,419	$7,336
09/30/19	$7,584	$16,727	$7,621
10/31/19	$7,421	$17,089	$7,457
11/30/19	$7,544	$17,709	$7,581
12/31/19	$8,005	$18,244	$8,051
01/31/20	$7,121	$18,237	$7,161
02/29/20	$6,105	$16,735	$6,130
03/31/20	$3,945	$14,668	$3,965
04/30/20	$5,158	$16,549	$5,189
05/31/20	$5,264	$17,337	$5,298
06/30/20	$5,204	$17,682	$5,240
07/31/20	$4,953	$18,679	$4,982
08/31/20	$4,905	$20,021	$4,933
09/30/20	$4,195	$19,260	$4,214
10/31/20	$4,016	$18,748	$4,034
11/30/20	$5,148	$20,801	$5,175
12/31/20	$5,378	$21,600	$5,407
01/31/21	$5,581	$21,382	$5,611
02/28/21	$6,834	$21,972	$6,874
03/31/21	$7,025	$22,934	$7,067
04/30/21	$7,073	$24,158	$7,115
05/31/21	$7,482	$24,327	$7,528
06/30/21	$7,798	$24,895	$7,852
07/31/21	$7,146	$25,486	$7,195
08/31/21	$7,008	$26,261	$7,057
09/30/21	$7,633	$25,040	$7,690
10/31/21	$8,417	$26,794	$8,481
11/30/21	$7,987	$26,608	$8,048
12/31/21	$8,230	$27,801	$8,295
01/31/22	$9,777	$26,362	$9,856
02/28/22	$10,476	$25,573	$10,563
03/31/22	$11,437	$26,522	$11,537
04/30/22	$11,261	$24,209	$11,361
05/31/22	$13,038	$24,254	$13,156
06/30/22	$10,838	$22,252	$10,930
07/31/22	$11,869	$24,304	$11,972
08/31/22	$12,182	$23,312	$12,288
09/30/22	$11,018	$21,165	$11,111
10/31/22	$13,768	$22,879	$13,885
11/30/22	$13,957	$24,158	$14,077
12/31/22	$13,531	$22,766	$13,651
01/31/23	$13,895	$24,196	$14,018
02/28/23	$12,942	$23,606	$13,058
03/31/23	$12,935	$24,473	$13,055
04/30/23	$13,295	$24,855	$13,419
05/31/23	$11,961	$24,963	$12,073
06/30/23	$12,789	$26,612	$12,907
07/31/23	$13,790	$27,467	$13,918
08/31/23	$14,015	$27,030	$14,147
09/30/23	$14,357	$25,741	$14,490
10/31/23	$13,532	$25,200	$13,659
11/30/23	$13,428	$27,501	$13,556
12/31/23	$13,439	$28,750	$13,570
01/31/24	$13,371	$29,233	$13,502
02/29/24	$13,800	$30,794	$13,936
03/31/24	$15,255	$31,785	$15,409
04/30/24	$15,119	$30,487	$15,272
05/31/24	$15,054	$31,999	$15,208
06/30/24	$14,851	$33,147	$15,006
07/31/24	$15,181	$33,550	$15,341
08/31/24	$14,856	$34,364	$15,014
09/30/24	$14,421	$35,098	$14,574

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLE	0.45%	13.71%	3.73%
S&P 500 Index	36.35%	15.98%	13.38%
Energy Select Sector Index	0.58%	13.85%	3.84%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 35,460,368,140
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 11,472,179
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$35,460,368,140
Number of Portfolio Holdings	25
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$11,472,179

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	90.7%
Energy Equipment & Services	9.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Exxon Mobil Corp.	23.3%
Chevron Corp.	15.5%
ConocoPhillips	7.6%
Schlumberger NV	4.5%
EOG Resources, Inc.	4.5%
Williams Cos., Inc.	4.2%
Phillips 66	4.1%
Marathon Petroleum Corp.	4.1%
ONEOK, Inc.	4.0%
Valero Energy Corp.	3.3%

Material Fund Change [Text Block]
C000017597
Shareholder Report [Line Items]
Fund Name	The Financial Select Sector SPDR Fund
Trading Symbol	XLF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Financial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLF
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Financial Select Sector SPDR Fund	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLF	S&P 500 Index	Financial Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,294	$10,244	$10,297
11/30/14	$10,530	$10,520	$10,534
12/31/14	$10,719	$10,493	$10,725
01/31/15	$9,980	$10,178	$9,984
02/28/15	$10,562	$10,763	$10,569
03/31/15	$10,496	$10,593	$10,505
04/30/15	$10,514	$10,695	$10,524
05/31/15	$10,705	$10,832	$10,717
06/30/15	$10,674	$10,622	$10,685
07/31/15	$11,009	$10,845	$11,018
08/31/15	$10,266	$10,191	$10,274
09/30/15	$9,961	$9,939	$9,967
10/31/15	$10,580	$10,777	$10,590
11/30/15	$10,779	$10,809	$10,790
12/31/15	$10,547	$10,638	$10,561
01/31/16	$9,614	$10,111	$9,626
02/29/16	$9,331	$10,097	$9,343
03/31/16	$10,012	$10,782	$10,027
04/30/16	$10,350	$10,824	$10,368
05/31/16	$10,558	$11,018	$10,579
06/30/16	$10,222	$11,047	$10,239
07/31/16	$10,582	$11,454	$10,602
08/31/16	$10,985	$11,470	$11,009
09/30/16	$10,694	$11,472	$10,709
10/31/16	$10,938	$11,263	$10,955
11/30/16	$12,457	$11,680	$12,482
12/31/16	$12,940	$11,911	$12,969
01/31/17	$12,971	$12,137	$12,999
02/28/17	$13,642	$12,619	$13,675
03/31/17	$13,266	$12,633	$13,296
04/30/17	$13,153	$12,763	$13,184
05/31/17	$12,996	$12,943	$13,024
06/30/17	$13,828	$13,023	$13,861
07/31/17	$14,065	$13,291	$14,100
08/31/17	$13,838	$13,332	$13,873
09/30/17	$14,545	$13,607	$14,587
10/31/17	$14,970	$13,925	$15,015
11/30/17	$15,491	$14,352	$15,541
12/31/17	$15,792	$14,511	$15,846
01/31/18	$16,810	$15,342	$16,872
02/28/18	$16,342	$14,777	$16,402
03/31/18	$15,637	$14,401	$15,694
04/30/18	$15,578	$14,456	$15,636
05/31/18	$15,437	$14,804	$15,495
06/30/18	$15,140	$14,896	$15,198
07/31/18	$15,935	$15,450	$15,999
08/31/18	$16,153	$15,953	$16,221
09/30/18	$15,794	$16,044	$15,860
10/31/18	$15,047	$14,947	$15,109
11/30/18	$15,466	$15,252	$15,532
12/31/18	$13,724	$13,875	$13,781
01/31/19	$14,933	$14,987	$14,999
02/28/19	$15,292	$15,468	$15,362
03/31/19	$14,893	$15,769	$14,961
04/30/19	$16,231	$16,407	$16,308
05/31/19	$15,067	$15,364	$15,138
06/30/19	$16,078	$16,447	$16,157
07/31/19	$16,470	$16,684	$16,553
08/31/19	$15,672	$16,419	$15,751
09/30/19	$16,395	$16,727	$16,482
10/31/19	$16,788	$17,089	$16,880
11/30/19	$17,631	$17,709	$17,731
12/31/19	$18,102	$18,244	$18,208
01/31/20	$17,634	$18,237	$17,738
02/29/20	$15,664	$16,735	$15,753
03/31/20	$12,321	$14,668	$12,396
04/30/20	$13,496	$16,549	$13,583
05/31/20	$13,861	$17,337	$13,952
06/30/20	$13,817	$17,682	$13,908
07/31/20	$14,335	$18,679	$14,432
08/31/20	$14,947	$20,021	$15,051
09/30/20	$14,430	$19,260	$14,526
10/31/20	$14,312	$18,748	$14,408
11/30/20	$16,727	$20,801	$16,843
12/31/20	$17,771	$21,600	$17,900
01/31/21	$17,471	$21,382	$17,601
02/28/21	$19,473	$21,972	$19,623
03/31/21	$20,600	$22,934	$20,762
04/30/21	$21,949	$24,158	$22,126
05/31/21	$22,996	$24,327	$23,185
06/30/21	$22,310	$24,895	$22,498
07/31/21	$22,211	$25,486	$22,400
08/31/21	$23,347	$26,261	$23,551
09/30/21	$22,913	$25,040	$23,115
10/31/21	$24,580	$26,794	$24,802
11/30/21	$23,183	$26,608	$23,393
12/31/21	$23,950	$27,801	$24,171
01/31/22	$23,962	$26,362	$24,184
02/28/22	$23,637	$25,573	$23,857
03/31/22	$23,591	$26,522	$23,813
04/30/22	$21,266	$24,209	$21,462
05/31/22	$21,846	$24,254	$22,048
06/30/22	$19,465	$22,252	$19,645
07/31/22	$20,864	$24,304	$21,062
08/31/22	$20,444	$23,312	$20,638
09/30/22	$18,864	$21,165	$19,036
10/31/22	$21,120	$22,879	$21,318
11/30/22	$22,603	$24,158	$22,819
12/31/22	$21,422	$22,766	$21,625
01/31/23	$22,888	$24,196	$23,110
02/28/23	$22,362	$23,606	$22,580
03/31/23	$20,234	$24,473	$20,422
04/30/23	$20,874	$24,855	$21,072
05/31/23	$19,973	$24,963	$20,162
06/30/23	$21,307	$26,612	$21,512
07/31/23	$22,336	$27,467	$22,555
08/31/23	$21,745	$27,030	$21,958
09/30/23	$21,064	$25,741	$21,269
10/31/23	$20,545	$25,200	$20,745
11/30/23	$22,780	$27,501	$23,010
12/31/23	$24,004	$28,750	$24,252
01/31/24	$24,732	$29,233	$24,991
02/29/24	$25,756	$30,794	$26,031
03/31/24	$26,979	$31,785	$27,274
04/30/24	$25,852	$30,487	$26,133
05/31/24	$26,665	$31,999	$26,958
06/30/24	$26,428	$33,147	$26,719
07/31/24	$28,137	$33,550	$28,445
08/31/24	$29,401	$34,364	$29,729
09/30/24	$29,241	$35,098	$29,567

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLF	38.82%	12.27%	11.33%
S&P 500 Index	36.35%	15.98%	13.38%
Financial Select Sector Index	39.01%	12.40%	11.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 42,293,858,417
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 11,312,299
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$42,293,858,417
Number of Portfolio Holdings	74
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$11,312,299

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Financial Services	31.8%
Banks	30.2%
Capital Markets	17.0%
Insurance	16.7%
Consumer Finance	4.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Berkshire Hathaway, Inc., Class B	13.4%
JPMorgan Chase & Co.	9.5%
Visa, Inc., Class A	7.3%
Mastercard, Inc., Class A	6.5%
Bank of America Corp.	4.3%
Wells Fargo & Co.	3.1%
S&P Global, Inc.	2.6%
Goldman Sachs Group, Inc.	2.5%
American Express Co.	2.4%
Progressive Corp.	2.4%

Material Fund Change [Text Block]
C000017598
Shareholder Report [Line Items]
Fund Name	The Health Care Select Sector SPDR Fund
Trading Symbol	XLV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Health Care Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLV
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Health Care Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All 11 sectors in the S&P 500 Index posted positive returns year-to-date as of September 2024, with Health Care sector underperforming the overall market. The Health Care sector experienced positive returns in three out of four quarters, and it recorded its best return in Q1 2024. The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLV	S&P 500 Index	Health Care Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,533	$10,244	$10,535
11/30/14	$10,889	$10,520	$10,893
12/31/14	$10,745	$10,493	$10,751
01/31/15	$10,879	$10,178	$10,884
02/28/15	$11,351	$10,763	$11,357
03/31/15	$11,453	$10,593	$11,460
04/30/15	$11,295	$10,695	$11,303
05/31/15	$11,807	$10,832	$11,818
06/30/15	$11,773	$10,622	$11,784
07/31/15	$12,097	$10,845	$12,111
08/31/15	$11,148	$10,191	$11,160
09/30/15	$10,522	$9,939	$10,530
10/31/15	$11,331	$10,777	$11,342
11/30/15	$11,283	$10,809	$11,295
12/31/15	$11,482	$10,638	$11,498
01/31/16	$10,611	$10,111	$10,626
02/29/16	$10,559	$10,097	$10,574
03/31/16	$10,844	$10,782	$10,863
04/30/16	$11,160	$10,824	$11,180
05/31/16	$11,403	$11,018	$11,426
06/30/16	$11,521	$11,047	$11,543
07/31/16	$12,083	$11,454	$12,109
08/31/16	$11,683	$11,470	$11,708
09/30/16	$11,621	$11,472	$11,648
10/31/16	$10,862	$11,263	$10,887
11/30/16	$11,078	$11,680	$11,105
12/31/16	$11,157	$11,911	$11,185
01/31/17	$11,404	$12,137	$11,434
02/28/17	$12,134	$12,619	$12,170
03/31/17	$12,082	$12,633	$12,118
04/30/17	$12,270	$12,763	$12,308
05/31/17	$12,366	$12,943	$12,406
06/30/17	$12,932	$13,023	$12,979
07/31/17	$13,030	$13,291	$13,079
08/31/17	$13,265	$13,332	$13,317
09/30/17	$13,389	$13,607	$13,443
10/31/17	$13,285	$13,925	$13,340
11/30/17	$13,670	$14,352	$13,729
12/31/17	$13,579	$14,511	$13,638
01/31/18	$14,479	$15,342	$14,545
02/28/18	$13,832	$14,777	$13,895
03/31/18	$13,404	$14,401	$13,466
04/30/18	$13,566	$14,456	$13,630
05/31/18	$13,595	$14,804	$13,660
06/30/18	$13,814	$14,896	$13,882
07/31/18	$14,724	$15,450	$14,801
08/31/18	$15,364	$15,953	$15,448
09/30/18	$15,812	$16,044	$15,900
10/31/18	$14,754	$14,947	$14,836
11/30/18	$15,791	$15,252	$15,883
12/31/18	$14,433	$13,875	$14,514
01/31/19	$15,128	$14,987	$15,217
02/28/19	$15,304	$15,468	$15,396
03/31/19	$15,378	$15,769	$15,471
04/30/19	$14,975	$16,407	$15,064
05/31/19	$14,622	$15,364	$14,709
06/30/19	$15,589	$16,447	$15,686
07/31/19	$15,340	$16,684	$15,436
08/31/19	$15,262	$16,419	$15,359
09/30/19	$15,235	$16,727	$15,333
10/31/19	$16,010	$17,089	$16,117
11/30/19	$16,814	$17,709	$16,929
12/31/19	$17,414	$18,244	$17,537
01/31/20	$16,941	$18,237	$17,060
02/29/20	$15,815	$16,735	$15,923
03/31/20	$15,204	$14,668	$15,315
04/30/20	$17,120	$16,549	$17,252
05/31/20	$17,681	$17,337	$17,819
06/30/20	$17,260	$17,682	$17,395
07/31/20	$18,185	$18,679	$18,332
08/31/20	$18,667	$20,021	$18,821
09/30/20	$18,267	$19,260	$18,416
10/31/20	$17,594	$18,748	$17,738
11/30/20	$18,985	$20,801	$19,146
12/31/20	$19,724	$21,600	$19,895
01/31/21	$20,002	$21,382	$20,177
02/28/21	$19,580	$21,972	$19,752
03/31/21	$20,345	$22,934	$20,527
04/30/21	$21,147	$24,158	$21,340
05/31/21	$21,544	$24,327	$21,744
06/30/21	$22,045	$24,895	$22,252
07/31/21	$23,120	$25,486	$23,342
08/31/21	$23,666	$26,261	$23,897
09/30/21	$22,354	$25,040	$22,571
10/31/21	$23,503	$26,794	$23,737
11/30/21	$22,798	$26,608	$23,025
12/31/21	$24,837	$27,801	$25,093
01/31/22	$23,159	$26,362	$23,398
02/28/22	$22,922	$25,573	$23,159
03/31/22	$24,191	$26,522	$24,447
04/30/22	$23,054	$24,209	$23,296
05/31/22	$23,383	$24,254	$23,631
06/30/22	$22,755	$22,252	$23,002
07/31/22	$23,508	$24,304	$23,766
08/31/22	$22,151	$23,312	$22,392
09/30/22	$21,577	$21,165	$21,811
10/31/22	$23,666	$22,879	$23,929
11/30/22	$24,801	$24,158	$25,082
12/31/22	$24,327	$22,766	$24,603
01/31/23	$23,871	$24,196	$24,143
02/28/23	$22,773	$23,606	$23,031
03/31/23	$23,277	$24,473	$23,543
04/30/23	$23,991	$24,855	$24,267
05/31/23	$22,963	$24,963	$23,226
06/30/23	$23,959	$26,612	$24,238
07/31/23	$24,201	$27,467	$24,485
08/31/23	$24,036	$27,030	$24,316
09/30/23	$23,326	$25,741	$23,596
10/31/23	$22,576	$25,200	$22,838
11/30/23	$23,793	$27,501	$24,073
12/31/23	$24,811	$28,750	$25,109
01/31/24	$25,556	$29,233	$25,865
02/29/24	$26,373	$30,794	$26,697
03/31/24	$26,998	$31,785	$27,331
04/30/24	$25,626	$30,487	$25,943
05/31/24	$26,234	$31,999	$26,561
06/30/24	$26,732	$33,147	$27,069
07/31/24	$27,438	$33,550	$27,787
08/31/24	$28,833	$34,364	$29,205
09/30/24	$28,349	$35,098	$28,713

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLV	21.53%	13.22%	10.98%
S&P 500 Index	36.35%	15.98%	13.38%
Health Care Select Sector Index	21.69%	13.37%	11.12%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 41,830,222,633
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 12,039,266
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$41,830,222,633
Number of Portfolio Holdings	64
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$12,039,266

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Pharmaceuticals	31.1%
Health Care Providers & Services	21.3%
Health Care Equipment & Supplies	20.4%
Biotechnology	16.3%
Life Sciences Tools & Services	10.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Eli Lilly & Co.	12.4%
UnitedHealth Group, Inc.	9.5%
Johnson & Johnson	6.9%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	5.1%
Thermo Fisher Scientific, Inc.	4.2%
Abbott Laboratories	3.5%
Danaher Corp.	3.2%
Intuitive Surgical, Inc.	3.1%
Amgen, Inc.	3.1%

Material Fund Change [Text Block]
C000017599
Shareholder Report [Line Items]
Fund Name	The Industrial Select Sector SPDR Fund
Trading Symbol	XLI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Industrial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLI
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Industrial Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. With the Fed finally cutting rates in September by 0.50%, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.  The Industrial sector advanced over 35% over the reporting period and slightly underperformed the S&P 500 Index.  The Aerospace and Defense sub-industry was the largest contributor to performance, with GE Aerospace (GE) leading the way.  GE soared over 100% over the reporting period amid its conversion to a pure-play aerospace company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLI	S&P 500 Index	Industrial Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,394	$10,244	$10,396
11/30/14	$10,709	$10,520	$10,713
12/31/14	$10,707	$10,493	$10,713
01/31/15	$10,323	$10,178	$10,330
02/28/15	$10,884	$10,763	$10,894
03/31/15	$10,612	$10,593	$10,622
04/30/15	$10,577	$10,695	$10,588
05/31/15	$10,612	$10,832	$10,624
06/30/15	$10,339	$10,622	$10,349
07/31/15	$10,360	$10,845	$10,372
08/31/15	$9,802	$10,191	$9,812
09/30/15	$9,591	$9,939	$9,599
10/31/15	$10,427	$10,777	$10,439
11/30/15	$10,514	$10,809	$10,526
12/31/15	$10,251	$10,638	$10,264
01/31/16	$9,671	$10,111	$9,682
02/29/16	$10,073	$10,097	$10,088
03/31/16	$10,784	$10,782	$10,804
04/30/16	$10,916	$10,824	$10,937
05/31/16	$10,866	$11,018	$10,890
06/30/16	$10,947	$11,047	$10,970
07/31/16	$11,347	$11,454	$11,373
08/31/16	$11,456	$11,470	$11,478
09/30/16	$11,472	$11,472	$11,496
10/31/16	$11,240	$11,263	$11,264
11/30/16	$12,253	$11,680	$12,284
12/31/16	$12,296	$11,911	$12,330
01/31/17	$12,531	$12,137	$12,567
02/28/17	$13,016	$12,619	$13,056
03/31/17	$12,928	$12,633	$12,968
04/30/17	$13,171	$12,763	$13,214
05/31/17	$13,405	$12,943	$13,451
06/30/17	$13,595	$13,023	$13,643
07/31/17	$13,627	$13,291	$13,678
08/31/17	$13,662	$13,332	$13,715
09/30/17	$14,229	$13,607	$14,288
10/31/17	$14,336	$13,925	$14,398
11/30/17	$14,920	$14,352	$14,989
12/31/17	$15,228	$14,511	$15,302
01/31/18	$16,069	$15,342	$16,150
02/28/18	$15,448	$14,777	$15,526
03/31/18	$15,032	$14,401	$15,109
04/30/18	$14,612	$14,456	$14,687
05/31/18	$15,048	$14,804	$15,129
06/30/18	$14,551	$14,896	$14,628
07/31/18	$15,614	$15,450	$15,700
08/31/18	$15,658	$15,953	$15,747
09/30/18	$15,998	$16,044	$16,091
10/31/18	$14,270	$14,947	$14,351
11/30/18	$14,815	$15,252	$14,903
12/31/18	$13,234	$13,875	$13,309
01/31/19	$14,739	$14,987	$14,828
02/28/19	$15,678	$15,468	$15,777
03/31/19	$15,500	$15,769	$15,598
04/30/19	$16,134	$16,407	$16,239
05/31/19	$14,884	$15,364	$14,978
06/30/19	$16,047	$16,447	$16,154
07/31/19	$16,152	$16,684	$16,262
08/31/19	$15,726	$16,419	$15,835
09/30/19	$16,198	$16,727	$16,314
10/31/19	$16,372	$17,089	$16,491
11/30/19	$17,099	$17,709	$17,227
12/31/19	$17,087	$18,244	$17,217
01/31/20	$17,009	$18,237	$17,140
02/29/20	$15,426	$16,735	$15,541
03/31/20	$12,458	$14,668	$12,560
04/30/20	$13,543	$16,549	$13,657
05/31/20	$14,283	$17,337	$14,408
06/30/20	$14,568	$17,682	$14,697
07/31/20	$15,198	$18,679	$15,335
08/31/20	$16,504	$20,021	$16,657
09/30/20	$16,379	$19,260	$16,530
10/31/20	$16,143	$18,748	$16,293
11/30/20	$18,715	$20,801	$18,896
12/31/20	$18,937	$21,600	$19,122
01/31/21	$18,122	$21,382	$18,299
02/28/21	$19,367	$21,972	$19,560
03/31/21	$21,085	$22,934	$21,304
04/30/21	$21,840	$24,158	$22,069
05/31/21	$22,522	$24,327	$22,761
06/30/21	$22,023	$24,895	$22,258
07/31/21	$22,217	$25,486	$22,456
08/31/21	$22,469	$26,261	$22,713
09/30/21	$21,087	$25,040	$21,317
10/31/21	$22,535	$26,794	$22,784
11/30/21	$21,744	$26,608	$21,987
12/31/21	$22,901	$27,801	$23,160
01/31/22	$21,817	$26,362	$22,065
02/28/22	$21,624	$25,573	$21,872
03/31/22	$22,352	$26,522	$22,612
04/30/22	$20,669	$24,209	$20,910
05/31/22	$20,569	$24,254	$20,810
06/30/22	$19,044	$22,252	$19,271
07/31/22	$20,851	$24,304	$21,102
08/31/22	$20,266	$23,312	$20,509
09/30/22	$18,146	$21,165	$18,361
10/31/22	$20,672	$22,879	$20,917
11/30/22	$22,292	$24,158	$22,560
12/31/22	$21,631	$22,766	$21,891
01/31/23	$22,433	$24,196	$22,704
02/28/23	$22,231	$23,606	$22,502
03/31/23	$22,375	$24,473	$22,650
04/30/23	$22,109	$24,855	$22,382
05/31/23	$21,408	$24,963	$21,674
06/30/23	$23,824	$26,612	$24,120
07/31/23	$24,514	$27,467	$24,820
08/31/23	$24,024	$27,030	$24,326
09/30/23	$22,592	$25,741	$22,875
10/31/23	$21,931	$25,200	$22,207
11/30/23	$23,864	$27,501	$24,166
12/31/23	$25,534	$28,750	$25,860
01/31/24	$25,307	$29,233	$25,632
02/29/24	$27,135	$30,794	$27,486
03/31/24	$28,328	$31,785	$28,698
04/30/24	$27,314	$30,487	$27,672
05/31/24	$27,762	$31,999	$28,129
06/30/24	$27,501	$33,147	$27,866
07/31/24	$28,846	$33,550	$29,230
08/31/24	$29,669	$34,364	$30,066
09/30/24	$30,670	$35,098	$31,084

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLI	35.75%	13.62%	11.86%
S&P 500 Index	36.35%	15.98%	13.38%
Industrial Select Sector Index	35.89%	13.76%	12.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 19,537,107,137
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,227,008
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$19,537,107,137
Number of Portfolio Holdings	81
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$5,227,008

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Machinery	19.9%
Aerospace & Defense	18.0%
Ground Transportation	11.6%
Industrial Conglomerates	10.0%
Electrical Equipment	8.3%
Professional Services	7.6%
Commercial Services & Supplies	6.6%
Building Products	6.5%
Air Freight & Logistics	4.6%
Trading Companies & Distributors	3.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
General Electric Co.	4.9%
Caterpillar, Inc.	4.6%
RTX Corp.	3.9%
Uber Technologies, Inc.	3.8%
Union Pacific Corp.	3.6%
Honeywell International, Inc.	3.2%
Eaton Corp. PLC	3.2%
Lockheed Martin Corp.	3.0%
Automatic Data Processing, Inc.	2.7%
Deere & Co.	2.6%

Material Fund Change [Text Block]
C000017600
Shareholder Report [Line Items]
Fund Name	The Materials Select Sector SPDR Fund
Trading Symbol	XLB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Materials Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLB
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Materials Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for various metals, chemicals, construction materials, and containers & packaging. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLB	S&P 500 Index	Materials Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,764	$10,244	$9,765
11/30/14	$9,912	$10,520	$9,915
12/31/14	$9,861	$10,493	$9,865
01/31/15	$9,673	$10,178	$9,678
02/28/15	$10,448	$10,763	$10,457
03/31/15	$9,951	$10,593	$9,959
04/30/15	$10,263	$10,695	$10,274
05/31/15	$10,308	$10,832	$10,320
06/30/15	$9,905	$10,622	$9,915
07/31/15	$9,402	$10,845	$9,413
08/31/15	$8,882	$10,191	$8,892
09/30/15	$8,225	$9,939	$8,230
10/31/15	$9,332	$10,777	$9,341
11/30/15	$9,408	$10,809	$9,419
12/31/15	$9,015	$10,638	$9,026
01/31/16	$8,045	$10,111	$8,054
02/29/16	$8,672	$10,097	$8,685
03/31/16	$9,325	$10,782	$9,342
04/30/16	$9,803	$10,824	$9,823
05/31/16	$9,773	$11,018	$9,794
06/30/16	$9,697	$11,047	$9,716
07/31/16	$10,194	$11,454	$10,216
08/31/16	$10,172	$11,470	$10,196
09/30/16	$10,044	$11,472	$10,068
10/31/16	$9,831	$11,263	$9,856
11/30/16	$10,503	$11,680	$10,532
12/31/16	$10,517	$11,911	$10,548
01/31/17	$11,001	$12,137	$11,035
02/28/17	$11,075	$12,619	$11,111
03/31/17	$11,128	$12,633	$11,165
04/30/17	$11,285	$12,763	$11,325
05/31/17	$11,274	$12,943	$11,315
06/30/17	$11,479	$13,023	$11,523
07/31/17	$11,655	$13,291	$11,700
08/31/17	$11,754	$13,332	$11,802
09/30/17	$12,185	$13,607	$12,212
10/31/17	$12,652	$13,925	$12,682
11/30/17	$12,779	$14,352	$12,812
12/31/17	$13,035	$14,511	$13,071
01/31/18	$13,567	$15,342	$13,606
02/28/18	$12,856	$14,777	$12,893
03/31/18	$12,319	$14,401	$12,353
04/30/18	$12,335	$14,456	$12,370
05/31/18	$12,592	$14,804	$12,629
06/30/18	$12,622	$14,896	$12,659
07/31/18	$12,979	$15,450	$13,019
08/31/18	$12,896	$15,953	$12,937
09/30/18	$12,653	$16,044	$12,693
10/31/18	$11,492	$14,947	$11,527
11/30/18	$11,940	$15,252	$11,978
12/31/18	$11,109	$13,875	$11,143
01/31/19	$11,718	$14,987	$11,757
02/28/19	$12,101	$15,468	$12,143
03/31/19	$12,249	$15,769	$12,293
04/30/19	$12,687	$16,407	$12,735
05/31/19	$11,650	$15,364	$11,692
06/30/19	$13,006	$16,447	$13,062
07/31/19	$12,959	$16,684	$13,016
08/31/19	$12,602	$16,419	$12,658
09/30/19	$12,987	$16,727	$13,048
10/31/19	$12,984	$17,089	$13,045
11/30/19	$13,394	$17,709	$13,460
12/31/19	$13,795	$18,244	$13,866
01/31/20	$12,938	$18,237	$13,004
02/29/20	$11,849	$16,735	$11,909
03/31/20	$10,174	$14,668	$10,222
04/30/20	$11,718	$16,549	$11,777
05/31/20	$12,531	$17,337	$12,597
06/30/20	$12,798	$17,682	$12,867
07/31/20	$13,707	$18,679	$13,783
08/31/20	$14,313	$20,021	$14,394
09/30/20	$14,515	$19,260	$14,597
10/31/20	$14,411	$18,748	$14,494
11/30/20	$16,213	$20,801	$16,310
12/31/20	$16,601	$21,600	$16,703
01/31/21	$16,209	$21,382	$16,309
02/28/21	$16,867	$21,972	$16,936
03/31/21	$18,142	$22,934	$18,223
04/30/21	$19,115	$24,158	$19,201
05/31/21	$20,089	$24,327	$20,183
06/30/21	$19,039	$24,895	$19,127
07/31/21	$19,426	$25,486	$19,518
08/31/21	$19,799	$26,261	$19,896
09/30/21	$18,376	$25,040	$18,463
10/31/21	$19,772	$26,794	$19,871
11/30/21	$19,673	$26,608	$19,773
12/31/21	$21,156	$27,801	$21,270
01/31/22	$19,709	$26,362	$19,816
02/28/22	$19,463	$25,573	$19,570
03/31/22	$20,645	$26,522	$20,765
04/30/22	$19,923	$24,209	$20,040
05/31/22	$20,149	$24,254	$20,269
06/30/22	$17,363	$22,252	$17,464
07/31/22	$18,426	$24,304	$18,536
08/31/22	$17,786	$23,312	$17,892
09/30/22	$16,128	$21,165	$16,220
10/31/22	$17,578	$22,879	$17,680
11/30/22	$19,642	$24,158	$19,759
12/31/22	$18,551	$22,766	$18,661
01/31/23	$20,215	$24,196	$20,337
02/28/23	$19,546	$23,606	$19,665
03/31/23	$19,342	$24,473	$19,461
04/30/23	$19,314	$24,855	$19,434
05/31/23	$17,990	$24,963	$18,103
06/30/23	$19,978	$26,612	$20,104
07/31/23	$20,658	$27,467	$20,790
08/31/23	$19,980	$27,030	$20,109
09/30/23	$19,026	$25,741	$19,147
10/31/23	$18,419	$25,200	$18,537
11/30/23	$19,957	$27,501	$20,087
12/31/23	$20,863	$28,750	$21,001
01/31/24	$20,057	$29,233	$20,192
02/29/24	$21,364	$30,794	$21,509
03/31/24	$22,744	$31,785	$22,901
04/30/24	$21,699	$30,487	$21,851
05/31/24	$22,396	$31,999	$22,554
06/30/24	$21,718	$33,147	$21,871
07/31/24	$22,658	$33,550	$22,820
08/31/24	$23,190	$34,364	$23,357
09/30/24	$23,817	$35,098	$23,993

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLB	25.18%	12.89%	9.07%
S&P 500 Index	36.35%	15.98%	13.38%
Materials Select Sector Index	25.31%	12.96%	9.15%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 5,555,902,118
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,658,613
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,555,902,118
Number of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,658,613

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Chemicals	63.9%
Metals & Mining	16.1%
Containers & Packaging	12.6%
Construction Materials	7.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Linde PLC	17.5%
Sherwin-Williams Co.	6.8%
Freeport-McMoRan, Inc.	5.5%
Air Products & Chemicals, Inc.	5.1%
Ecolab, Inc.	4.9%
Newmont Corp.	4.7%
Corteva, Inc.	4.5%
Dow, Inc.	4.2%
DuPont de Nemours, Inc.	4.1%
Nucor Corp.	3.9%

Material Fund Change [Text Block]
C000161049
Shareholder Report [Line Items]
Fund Name	The Real Estate Select Sector SPDR Fund
Trading Symbol	XLRE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Real Estate Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLRE
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Real Estate Select Sector SPDR Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. With the Fed finally cutting rates in September by 0.50%, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. Due to the capital-intensive nature of real estate, the sector is particularly sensitive to interest rates changes. The Fund advanced over 35% and slightly underperformed the S&P 500 Index over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLRE	S&P 500 Index	Real Estate Select Sector Index
10/07/15	$10,000	$10,000	$10,000
10/31/15	$10,315	$10,425	$10,316
11/30/15	$10,248	$10,456	$10,252
12/31/15	$10,458	$10,292	$10,468
01/31/16	$9,980	$9,781	$9,988
02/29/16	$9,872	$9,768	$9,879
03/31/16	$10,912	$10,430	$10,931
04/30/16	$10,672	$10,471	$10,691
05/31/16	$10,841	$10,659	$10,861
06/30/16	$11,531	$10,686	$11,554
07/31/16	$11,866	$11,080	$11,891
08/31/16	$11,443	$11,096	$11,466
09/30/16	$11,292	$11,098	$11,312
10/31/16	$10,672	$10,896	$10,691
11/30/16	$10,343	$11,299	$10,363
12/31/16	$10,792	$11,522	$10,814
01/31/17	$10,784	$11,741	$10,807
02/28/17	$11,287	$12,207	$11,313
03/31/17	$11,169	$12,221	$11,197
04/30/17	$11,179	$12,347	$11,208
05/31/17	$11,258	$12,521	$11,289
06/30/17	$11,472	$12,599	$11,506
07/31/17	$11,607	$12,858	$11,644
08/31/17	$11,738	$12,897	$11,776
09/30/17	$11,576	$13,163	$11,613
10/31/17	$11,662	$13,470	$11,700
11/30/17	$12,006	$13,883	$12,048
12/31/17	$11,947	$14,038	$11,987
01/31/18	$11,723	$14,842	$11,761
02/28/18	$10,935	$14,295	$10,971
03/31/18	$11,347	$13,931	$11,386
04/30/18	$11,276	$13,985	$11,315
05/31/18	$11,529	$14,322	$11,570
06/30/18	$12,036	$14,410	$12,084
07/31/18	$12,165	$14,946	$12,214
08/31/18	$12,467	$15,433	$12,519
09/30/18	$12,140	$15,521	$12,188
10/31/18	$11,938	$14,460	$11,984
11/30/18	$12,607	$14,755	$12,658
12/31/18	$11,676	$13,422	$11,721
01/31/19	$12,932	$14,498	$12,985
02/28/19	$13,075	$14,964	$13,130
03/31/19	$13,716	$15,254	$13,776
04/30/19	$13,650	$15,872	$13,711
05/31/19	$13,807	$14,863	$13,870
06/30/19	$14,055	$15,911	$14,115
07/31/19	$14,297	$16,139	$14,360
08/31/19	$14,991	$15,884	$15,060
09/30/19	$15,132	$16,181	$15,203
10/31/19	$15,114	$16,531	$15,186
11/30/19	$14,852	$17,132	$14,925
12/31/19	$15,043	$17,649	$15,121
01/31/20	$15,255	$17,642	$15,336
02/29/20	$14,286	$16,189	$14,363
03/31/20	$12,141	$14,190	$12,216
04/30/20	$13,286	$16,009	$13,374
05/31/20	$13,539	$16,771	$13,630
06/30/20	$13,740	$17,105	$13,831
07/31/20	$14,286	$18,069	$14,383
08/31/20	$14,292	$19,368	$14,390
09/30/20	$14,003	$18,632	$14,096
10/31/20	$13,538	$18,137	$13,630
11/30/20	$14,484	$20,122	$14,585
12/31/20	$14,701	$20,896	$14,806
01/31/21	$14,778	$20,685	$14,884
02/28/21	$15,005	$21,255	$15,113
03/31/21	$16,020	$22,186	$16,142
04/30/21	$17,343	$23,370	$17,479
05/31/21	$17,551	$23,533	$17,691
06/30/21	$18,109	$24,083	$18,255
07/31/21	$18,947	$24,655	$19,101
08/31/21	$19,477	$25,404	$19,638
09/30/21	$18,263	$24,223	$18,415
10/31/21	$19,640	$25,920	$19,805
11/30/21	$19,470	$25,740	$19,636
12/31/21	$21,460	$26,894	$21,645
01/31/22	$19,634	$25,502	$19,805
02/28/22	$18,667	$24,739	$18,832
03/31/22	$20,120	$25,657	$20,299
04/30/22	$19,402	$23,420	$19,577
05/31/22	$18,427	$23,463	$18,594
06/30/22	$17,144	$21,526	$17,311
07/31/22	$18,606	$23,511	$18,789
08/31/22	$17,561	$22,552	$17,734
09/30/22	$15,257	$20,475	$15,401
10/31/22	$15,567	$22,133	$15,716
11/30/22	$16,640	$23,370	$16,801
12/31/22	$15,837	$22,023	$15,990
01/31/23	$17,403	$23,407	$17,573
02/28/23	$16,371	$22,836	$16,532
03/31/23	$16,146	$23,674	$16,301
04/30/23	$16,301	$24,044	$16,459
05/31/23	$15,565	$24,148	$15,717
06/30/23	$16,440	$25,744	$16,596
07/31/23	$16,644	$26,571	$16,803
08/31/23	$16,145	$26,148	$16,300
09/30/23	$14,981	$24,901	$15,119
10/31/23	$14,561	$24,378	$14,696
11/30/23	$16,374	$26,604	$16,527
12/31/23	$17,797	$27,813	$17,965
01/31/24	$16,952	$28,280	$17,114
02/29/24	$17,388	$29,790	$17,556
03/31/24	$17,694	$30,749	$17,867
04/30/24	$16,190	$29,493	$16,348
05/31/24	$17,011	$30,955	$17,179
06/30/24	$17,355	$32,066	$17,525
07/31/24	$18,606	$32,456	$18,790
08/31/24	$19,681	$33,243	$19,878
09/30/24	$20,330	$33,953	$20,535

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/7/15
XLRE	35.70%	6.08%	8.22%
S&P 500 Index	36.35%	15.98%	14.58%
Real Estate Select Sector Index	35.83%	6.20%	8.34%

Performance Inception Date	Oct. 07, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 8,303,552,033
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,790,961
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$8,303,552,033
Number of Portfolio Holdings	33
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,790,961

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Specialized REITs	44.6%
Retail REITs	12.5%
Residential REITs	12.4%
Industrial REITs	10.2%
Health Care REITs	10.2%
Real Estate Management & Development	6.0%
Office REITs	2.7%
Hotel & Resort REITs	1.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	10.2%
American Tower Corp.	9.5%
Equinix, Inc.	7.4%
Welltower, Inc.	6.5%
Public Storage	5.0%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Crown Castle, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Extra Space Storage, Inc.	3.3%

Material Fund Change [Text Block]
C000017601
Shareholder Report [Line Items]
Fund Name	The Technology Select Sector SPDR Fund
Trading Symbol	XLK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Technology Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLK
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Technology Select Sector SPDR Fund	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLK	S&P 500 Index	Technology Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,166	$10,244	$10,167
11/30/14	$10,647	$10,520	$10,651
12/31/14	$10,415	$10,493	$10,419
01/31/15	$10,047	$10,178	$10,051
02/28/15	$10,857	$10,763	$10,866
03/31/15	$10,499	$10,593	$10,507
04/30/15	$10,776	$10,695	$10,786
05/31/15	$10,974	$10,832	$10,986
06/30/15	$10,529	$10,622	$10,539
07/31/15	$10,813	$10,845	$10,827
08/31/15	$10,237	$10,191	$10,250
09/30/15	$10,104	$9,939	$10,116
10/31/15	$11,147	$10,777	$11,165
11/30/15	$11,217	$10,809	$11,235
12/31/15	$11,002	$10,638	$11,022
01/31/16	$10,605	$10,111	$10,625
02/29/16	$10,526	$10,097	$10,547
03/31/16	$11,445	$10,782	$11,471
04/30/16	$10,873	$10,824	$10,897
05/31/16	$11,409	$11,018	$11,438
06/30/16	$11,248	$11,047	$11,275
07/31/16	$12,040	$11,454	$12,073
08/31/16	$12,189	$11,470	$12,224
09/30/16	$12,441	$11,472	$12,478
10/31/16	$12,350	$11,263	$12,389
11/30/16	$12,362	$11,680	$12,402
12/31/16	$12,632	$11,911	$12,676
01/31/17	$13,101	$12,137	$13,150
02/28/17	$13,695	$12,619	$13,749
03/31/17	$13,996	$12,633	$14,053
04/30/17	$14,274	$12,763	$14,335
05/31/17	$14,831	$12,943	$14,898
06/30/17	$14,427	$13,023	$14,494
07/31/17	$15,069	$13,291	$15,142
08/31/17	$15,504	$13,332	$15,583
09/30/17	$15,640	$13,607	$15,720
10/31/17	$16,654	$13,925	$16,744
11/30/17	$16,894	$14,352	$16,988
12/31/17	$16,962	$14,511	$17,059
01/31/18	$18,164	$15,342	$18,272
02/28/18	$18,097	$14,777	$18,206
03/31/18	$17,432	$14,401	$17,537
04/30/18	$17,432	$14,456	$17,540
05/31/18	$18,594	$14,804	$18,713
06/30/18	$18,563	$14,896	$18,685
07/31/18	$18,951	$15,450	$19,079
08/31/18	$20,208	$15,953	$20,348
09/30/18	$20,197	$16,044	$20,341
10/31/18	$18,589	$14,947	$18,721
11/30/18	$18,238	$15,252	$18,368
12/31/18	$16,697	$13,875	$16,814
01/31/19	$17,856	$14,987	$17,985
02/28/19	$19,082	$15,468	$19,225
03/31/19	$19,998	$15,769	$20,154
04/30/19	$21,280	$16,407	$21,450
05/31/19	$19,434	$15,364	$19,587
06/30/19	$21,201	$16,447	$21,375
07/31/19	$21,907	$16,684	$22,087
08/31/19	$21,579	$16,419	$21,760
09/30/19	$21,902	$16,727	$22,089
10/31/19	$22,750	$17,089	$22,949
11/30/19	$23,969	$17,709	$24,184
12/31/19	$25,040	$18,244	$25,270
01/31/20	$26,028	$18,237	$26,272
02/29/20	$24,137	$16,735	$24,359
03/31/20	$22,041	$14,668	$22,255
04/30/20	$25,076	$16,549	$25,326
05/31/20	$26,839	$17,337	$27,113
06/30/20	$28,747	$17,682	$29,049
07/31/20	$30,357	$18,679	$30,681
08/31/20	$33,991	$20,021	$34,365
09/30/20	$32,169	$19,260	$32,521
10/31/20	$30,525	$18,748	$30,862
11/30/20	$34,006	$20,801	$34,389
12/31/20	$35,949	$21,600	$36,362
01/31/21	$35,613	$21,382	$36,026
02/28/21	$36,106	$21,972	$36,526
03/31/21	$36,713	$22,934	$37,146
04/30/21	$38,639	$24,158	$39,101
05/31/21	$38,283	$24,327	$38,745
06/30/21	$40,939	$24,895	$41,439
07/31/21	$42,517	$25,486	$43,040
08/31/21	$44,027	$26,261	$44,573
09/30/21	$41,476	$25,040	$41,995
10/31/21	$44,860	$26,794	$45,425
11/30/21	$46,805	$26,608	$47,401
12/31/21	$48,362	$27,801	$48,984
01/31/22	$45,107	$26,362	$45,691
02/28/22	$42,856	$25,573	$43,412
03/31/22	$44,233	$26,522	$44,814
04/30/22	$39,419	$24,209	$39,939
05/31/22	$39,150	$24,254	$39,669
06/30/22	$35,519	$22,252	$35,999
07/31/22	$40,281	$24,304	$40,831
08/31/22	$37,787	$23,312	$38,304
09/30/22	$33,257	$21,165	$33,710
10/31/22	$35,812	$22,879	$36,302
11/30/22	$38,102	$24,158	$38,630
12/31/22	$34,960	$22,766	$35,443
01/31/23	$38,204	$24,196	$38,735
02/28/23	$38,360	$23,606	$38,894
03/31/23	$42,518	$24,473	$43,118
04/30/23	$42,462	$24,855	$43,065
05/31/23	$46,213	$24,963	$46,874
06/30/23	$49,072	$26,612	$49,777
07/31/23	$50,310	$27,467	$51,035
08/31/23	$49,535	$27,030	$50,254
09/30/23	$46,341	$25,741	$47,012
10/31/23	$46,379	$25,200	$47,054
11/30/23	$52,347	$27,501	$53,115
12/31/23	$54,532	$28,750	$55,338
01/31/24	$56,020	$29,233	$56,853
02/29/24	$58,690	$30,794	$59,568
03/31/24	$59,155	$31,785	$60,046
04/30/24	$55,711	$30,487	$56,554
05/31/24	$59,640	$31,999	$60,547
06/30/24	$64,322	$33,147	$65,305
07/31/24	$62,196	$33,550	$63,150
08/31/24	$62,661	$34,364	$63,627
09/30/24	$64,317	$35,098	$65,316

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLK	38.79%	24.04%	20.46%
S&P 500 Index	36.35%	15.98%	13.38%
Technology Select Sector Index	38.93%	24.21%	20.64%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 70,090,741,214
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 19,098,974
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$70,090,741,214
Number of Portfolio Holdings	72
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,098,974

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	35.0%
Software	33.8%
Technology Hardware, Storage & Peripherals	17.1%
IT Services	6.3%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	15.0%
Microsoft Corp.	13.6%
NVIDIA Corp.	12.7%
Broadcom, Inc.	4.5%
Oracle Corp.	3.0%
Advanced Micro Devices, Inc.	2.9%
Salesforce, Inc.	2.9%
Adobe, Inc.	2.5%
Accenture PLC, Class A	2.4%
Cisco Systems, Inc.	2.4%

Material Fund Change [Text Block]
C000017602
Shareholder Report [Line Items]
Fund Name	The Utilities Select Sector SPDR Fund
Trading Symbol	XLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Utilities Select Sector SPDR Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.
Additional Information Phone Number	1-866-SECTOR-ETF
Additional Information Website	www.sectorspdrs.com/mainfund/XLU
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Utilities Select Sector SPDR Fund	$10	0.08%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XLU	S&P 500 Index	Utilities Select Sector Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,799	$10,244	$10,803
11/30/14	$10,929	$10,520	$10,935
12/31/14	$11,308	$10,493	$11,320
01/31/15	$11,573	$10,178	$11,587
02/28/15	$10,836	$10,763	$10,848
03/31/15	$10,725	$10,593	$10,736
04/30/15	$10,674	$10,695	$10,687
05/31/15	$10,746	$10,832	$10,760
06/30/15	$10,106	$10,622	$10,115
07/31/15	$10,718	$10,845	$10,728
08/31/15	$10,350	$10,191	$10,359
09/30/15	$10,651	$9,939	$10,664
10/31/15	$10,767	$10,777	$10,782
11/30/15	$10,538	$10,809	$10,552
12/31/15	$10,758	$10,638	$10,779
01/31/16	$11,285	$10,111	$11,310
02/29/16	$11,505	$10,097	$11,531
03/31/16	$12,422	$10,782	$12,457
04/30/16	$12,122	$10,824	$12,156
05/31/16	$12,304	$11,018	$12,341
06/30/16	$13,256	$11,047	$13,304
07/31/16	$13,162	$11,454	$13,211
08/31/16	$12,424	$11,470	$12,469
09/30/16	$12,468	$11,472	$12,518
10/31/16	$12,574	$11,263	$12,627
11/30/16	$11,897	$11,680	$11,947
12/31/16	$12,480	$11,911	$12,537
01/31/17	$12,641	$12,137	$12,694
02/28/17	$13,302	$12,619	$13,363
03/31/17	$13,276	$12,633	$13,339
04/30/17	$13,378	$12,763	$13,444
05/31/17	$13,939	$12,943	$14,013
06/30/17	$13,561	$13,023	$13,634
07/31/17	$13,890	$13,291	$13,967
08/31/17	$14,340	$13,332	$14,422
09/30/17	$13,949	$13,607	$14,027
10/31/17	$14,489	$13,925	$14,572
11/30/17	$14,885	$14,352	$14,974
12/31/17	$13,979	$14,511	$14,053
01/31/18	$13,554	$15,342	$13,626
02/28/18	$13,031	$14,777	$13,099
03/31/18	$13,518	$14,401	$13,592
04/30/18	$13,800	$14,456	$13,877
05/31/18	$13,643	$14,804	$13,721
06/30/18	$14,017	$14,896	$14,101
07/31/18	$14,277	$15,450	$14,364
08/31/18	$14,435	$15,953	$14,524
09/30/18	$14,352	$16,044	$14,437
10/31/18	$14,630	$14,947	$14,720
11/30/18	$15,150	$15,252	$15,247
12/31/18	$14,543	$13,875	$14,633
01/31/19	$15,040	$14,987	$15,135
02/28/19	$15,662	$15,468	$15,765
03/31/19	$16,112	$15,769	$16,220
04/30/19	$16,259	$16,407	$16,370
05/31/19	$16,132	$15,364	$16,245
06/30/19	$16,666	$16,447	$16,784
07/31/19	$16,618	$16,684	$16,737
08/31/19	$17,469	$16,419	$17,601
09/30/19	$18,206	$16,727	$18,351
10/31/19	$18,065	$17,089	$18,210
11/30/19	$17,731	$17,709	$17,874
12/31/19	$18,336	$18,244	$18,489
01/31/20	$19,551	$18,237	$19,719
02/29/20	$17,628	$16,735	$17,771
03/31/20	$15,854	$14,668	$15,997
04/30/20	$16,361	$16,549	$16,511
05/31/20	$17,073	$17,337	$17,238
06/30/20	$16,280	$17,682	$16,434
07/31/20	$17,546	$18,679	$17,718
08/31/20	$17,082	$20,021	$17,249
09/30/20	$17,274	$19,260	$17,443
10/31/20	$18,141	$18,748	$18,322
11/30/20	$18,272	$20,801	$18,454
12/31/20	$18,399	$21,600	$18,583
01/31/21	$18,230	$21,382	$18,413
02/28/21	$17,118	$21,972	$17,286
03/31/21	$18,905	$22,934	$19,104
04/30/21	$19,709	$24,158	$19,921
05/31/21	$19,240	$24,327	$19,447
06/30/21	$18,824	$24,895	$19,026
07/31/21	$19,636	$25,486	$19,850
08/31/21	$20,414	$26,261	$20,640
09/30/21	$19,165	$25,040	$19,364
10/31/21	$20,068	$26,794	$20,280
11/30/21	$19,737	$26,608	$19,945
12/31/21	$21,635	$27,801	$21,867
01/31/22	$20,927	$26,362	$21,152
02/28/22	$20,537	$25,573	$20,760
03/31/22	$22,652	$26,522	$22,911
04/30/22	$21,690	$24,209	$21,937
05/31/22	$22,621	$24,254	$22,885
06/30/22	$21,496	$22,252	$21,746
07/31/22	$22,674	$24,304	$22,942
08/31/22	$22,789	$23,312	$23,059
09/30/22	$20,211	$21,165	$20,444
10/31/22	$20,624	$22,879	$20,863
11/30/22	$22,064	$24,158	$22,328
12/31/22	$21,946	$22,766	$22,209
01/31/23	$21,507	$24,196	$21,765
02/28/23	$20,242	$23,606	$20,482
03/31/23	$21,238	$24,473	$21,489
04/30/23	$21,632	$24,855	$21,890
05/31/23	$20,368	$24,963	$20,607
06/30/23	$20,704	$26,612	$20,946
07/31/23	$21,213	$27,467	$21,464
08/31/23	$19,909	$27,030	$20,142
09/30/23	$18,792	$25,741	$19,009
10/31/23	$19,032	$25,200	$19,253
11/30/23	$20,011	$27,501	$20,249
12/31/23	$20,393	$28,750	$20,637
01/31/24	$19,779	$29,233	$20,015
02/29/24	$19,997	$30,794	$20,239
03/31/24	$21,310	$31,785	$21,579
04/30/24	$21,660	$30,487	$21,935
05/31/24	$23,594	$31,999	$23,902
06/30/24	$22,298	$33,147	$22,584
07/31/24	$23,806	$33,550	$24,117
08/31/24	$24,958	$34,364	$25,290
09/30/24	$26,598	$35,098	$26,958

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XLU	41.54%	7.88%	10.28%
S&P 500 Index	36.35%	15.98%	13.38%
Utilities Select Sector Index	41.82%	8.00%	10.43%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.
AssetsNet	$ 18,501,150,421
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,284,215
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$18,501,150,421
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,284,215

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Electric Utilities	65.4%
Multi-Utilities	25.7%
Independent Power and Renewable Electricity Producers	4.5%
Water Utilities	2.3%
Gas Utilities	1.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NextEra Energy, Inc.	14.1%
Southern Co.	8.0%
Duke Energy Corp.	7.2%
Constellation Energy Corp.	6.6%
American Electric Power Co., Inc.	4.4%
Sempra	4.3%
Dominion Energy, Inc.	3.9%
Public Service Enterprise Group, Inc.	3.6%
PG&E Corp.	3.4%
Vistra Corp.	3.3%

Material Fund Change [Text Block]